UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2007 (Unaudited)

DWS Growth Plus Allocation Fund

	Shares	Value ($)

Equity Funds 98.6%
DWS Blue Chip Fund "Institutional"	128,283	2,953,073
DWS Communications Fund "Institutional"	6,384	176,061
DWS Disciplined Long/Short Value Fund "Institutional"	64,834	705,395
DWS Dreman Concentrated Value Fund "Institutional"	21,899	285,778
DWS Dreman High Return Equity Fund "Institutional"	6,697	362,560
DWS Dreman Mid Cap Value Fund "Institutional"	62,068	829,844
DWS Dreman Small Cap Value Fund "Institutional"	9,976	423,090
DWS Emerging Markets Equity Fund "S"	32,955	809,700
DWS Equity 500 Index Fund "Institutional"	67,418	11,722,658
DWS Equity Partners Fund "Institutional"	53,870	1,856,347
DWS Europe Equity Fund "Institutional"	46,009	1,930,064
DWS Global Thematic Fund "S"	19,649	727,391

DWS Growth & Income Fund "Institutional"	173,519	4,055,134
DWS Health Care Fund "Institutional"	24,797	691,847
DWS International Fund "Institutional"	10,424	716,008
DWS International Select Equity Fund "Institutional"	24,689	321,452
DWS International Value Opportunities Fund "Institutional"	52,509	656,368
DWS Japan Equity Fund "S"	4,446	67,801
DWS Large Cap Value Fund "Institutional"	137,207	3,316,282
DWS Large Company Growth Fund "Institutional"	16,671	492,303
DWS Micro Cap Fund "Institutional"	6,646	137,444
DWS Mid Cap Growth Fund "Institutional"	617	12,181
DWS RREEF Global Real Estate Securities Fund "Institutional"	17,202	218,633
DWS RREEF Real Estate Securities Fund "Institutional"	15,698	432,172
DWS Small Cap Core Fund "S"	58,934	1,462,142
DWS Small Cap Growth Fund "Institutional"	20,616	538,914
DWS Small Cap Value Fund "S"	84,869	2,202,342
DWS Technology Fund "Institutional"	68,269	880,669

Total Equity Funds (Cost $34,602,630)		38,983,653
Fixed Income - Money Market Funds 1.0%
Cash Management QP Trust	364,853	364,853
DWS Money Market Prime Series	7,526	7,526
DWS Money Market Series "Institutional"	6,444	6,444

Total Fixed Income - Money Market Funds (Cost $378,823)		378,823
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 34,981,453)	99.6	39,362,476
Other Assets and Liabilities, Net	0.4	152,818

Net Assets	100.0	39,515,294

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth Plus Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth Plus Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 20, 2007